Acquisition of Bullmoose Mines Ltd (Details) (Bullmoose Mines Ltd Acquisition, USD $)	Oct. 14, 2008
Bullmoose Mines Ltd Acquisition
Assets purchased:
Cash and cash equivalents	$ 165
Prepaid expenses	26
Mineral property interests	421,199
Total assets acquired	421,390
Liabilities assumed:
Accounts payable	47,019
Net assets acquired	374,371
Purchase price	$ 374,371